Fees Summary	Nov. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,850,000
Previously Paid Amount	0
Total Fee Amount	856.95
Net Fee	$ 856.95
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A